Jan. 02, 2024
Vest 10 Year Interest Rate Hedge ETF
Cboe Vest 10 Year Interest Rate Hedge ETF
Cboe Vest 10 Year Interest Rate Hedge ETF (RYSE)
(the “Fund”)

December 22, 2023

Supplement to the Fund’s Prospectus and Statement of Additional Information (“SAI”),
each dated November 14, 2022

Effective January 2, 2024, the Fund’s name will change to “Vest 10 Year Interest Rate Hedge ETF,” and the name of the Fund’s adviser, Cboe Vest Financial LLC, will change to “Vest Financial LLC.”

Accordingly, effective January 2, 2024, all references in the Fund’s Prospectus and SAI to the Fund’s and the adviser’s previous names are replaced with the respective new names.

In addition, effective January 2, 2024, the first paragraph of the “Investment Adviser” section of the SAI is replaced in its entirety as follows:
The Adviser, Vest Financial LLC, a Delaware limited liability company located at 8350 Broad St., Suite 240, McLean, Virginia 22102, serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Vest Group Inc. (“VGI”). First Trust Capital Partners LLC, a privately-held company investing primarily in early growth, venture, and seed-stage private companies across multiple sectors, owns a controlling interest in VGI.
Please retain this supplement for future reference.